Risk Management Section - Net banking currency exposures banking books (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Trading income (expense) [line items]
Net banking currency exposures banking books	€ 13,815	€ 13,396
US Dollar
Trading income (expense) [line items]
Net banking currency exposures banking books	2,491	3,133
Pound Sterling
Trading income (expense) [line items]
Net banking currency exposures banking books	667	573
Polish Zloty
Trading income (expense) [line items]
Net banking currency exposures banking books	1,780	1,344
Australian Dollar
Trading income (expense) [line items]
Net banking currency exposures banking books	977	532
Turkish Lira
Trading income (expense) [line items]
Net banking currency exposures banking books	1,828	2,063
Chinese Yuan
Trading income (expense) [line items]
Net banking currency exposures banking books	2,762	2,851
South Korean Won
Trading income (expense) [line items]
Net banking currency exposures banking books	137	179
Indian Rupee
Trading income (expense) [line items]
Net banking currency exposures banking books	937	714
Brazilian Real
Trading income (expense) [line items]
Net banking currency exposures banking books	211	253
Russian Rouble
Trading income (expense) [line items]
Net banking currency exposures banking books	395	364
Other currency
Trading income (expense) [line items]
Net banking currency exposures banking books	1,628	1,391
Foreign investments [Member]
Trading income (expense) [line items]
Net banking currency exposures banking books	19,390	19,792
Foreign investments [Member] | US Dollar
Trading income (expense) [line items]
Net banking currency exposures banking books	2,487	2,852
Foreign investments [Member] | Pound Sterling
Trading income (expense) [line items]
Net banking currency exposures banking books	667	701
Foreign investments [Member] | Polish Zloty
Trading income (expense) [line items]
Net banking currency exposures banking books	2,398	1,927
Foreign investments [Member] | Australian Dollar
Trading income (expense) [line items]
Net banking currency exposures banking books	3,769	3,856
Foreign investments [Member] | Turkish Lira
Trading income (expense) [line items]
Net banking currency exposures banking books	1,828	2,066
Foreign investments [Member] | Chinese Yuan
Trading income (expense) [line items]
Net banking currency exposures banking books	2,762	3,012
Foreign investments [Member] | South Korean Won
Trading income (expense) [line items]
Net banking currency exposures banking books	954	958
Foreign investments [Member] | Indian Rupee
Trading income (expense) [line items]
Net banking currency exposures banking books	937	714
Foreign investments [Member] | Brazilian Real
Trading income (expense) [line items]
Net banking currency exposures banking books	211	253
Foreign investments [Member] | Russian Rouble
Trading income (expense) [line items]
Net banking currency exposures banking books	549	589
Foreign investments [Member] | Other currency
Trading income (expense) [line items]
Net banking currency exposures banking books	2,828	2,863
Hedges [Member]
Trading income (expense) [line items]
Net banking currency exposures banking books	(5,576)	(6,396)
Hedges [Member] | US Dollar
Trading income (expense) [line items]
Net banking currency exposures banking books	4	280
Hedges [Member] | Pound Sterling
Trading income (expense) [line items]
Net banking currency exposures banking books		(128)
Hedges [Member] | Polish Zloty
Trading income (expense) [line items]
Net banking currency exposures banking books	(618)	(584)
Hedges [Member] | Australian Dollar
Trading income (expense) [line items]
Net banking currency exposures banking books	(2,792)	(3,324)
Hedges [Member] | Turkish Lira
Trading income (expense) [line items]
Net banking currency exposures banking books		(3)
Hedges [Member] | Chinese Yuan
Trading income (expense) [line items]
Net banking currency exposures banking books		(161)
Hedges [Member] | South Korean Won
Trading income (expense) [line items]
Net banking currency exposures banking books	(817)	(779)
Hedges [Member] | Russian Rouble
Trading income (expense) [line items]
Net banking currency exposures banking books	(154)	(224)
Hedges [Member] | Other currency
Trading income (expense) [line items]
Net banking currency exposures banking books	€ (1,200)	€ (1,472)